Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Intangible Assets
Goodwill, Accumulated impairment loss			$ 606.3
Franchise value, Accumulated impairment loss			37.1
Summary of the changes in the carrying amount of goodwill and franchise value
Goodwill, Beginning Balance	967.3	889.9
Goodwill, Additions	169.3	61.7
Goodwill, Deconsolidation of Italian investment	(7.2)
Goodwill, Reconsolidation of Italian investment	7.4
Goodwill, Foreign currency translation	7.7	15.7
Goodwill, Ending Balance	1,144.5	967.3
Franchise value, Beginning Balance	271.7	214.4
Franchise value, Additions	22.1	53.4
Franchise value, Deconsolidation of Italian investment	(2.9)
Franchise value, Reconsolidation of Italian investment	3.1
Franchise value, Foreign currency translation	1.4	3.9
Franchise value, Ending Balance	$ 295.4	$ 271.7